Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 93,492	$ 62,967	$ 96,602
Accounts receivable	14,506	17,966	14,367
Advances receivable	78,375	80,251	79,411
Total current assets	186,373	161,184	190,380
Non-current Assets:
Property and equipment, net	63,400	69,620	64,773
Intangible assets	1,492,077	1,627,010	1,582,870
Total non-current assets	1,555,477	1,696,630	1,647,643
TOTAL ASSETS	1,741,850	1,857,814	1,838,023
Current Liabilities:
Accounts payable	194,321	200,666	324,203
Dividends payable	3,272
Accrued interest	33,295	21,415	12,262
Promissory note payable	20,000
Loan payable, current portion	13,015	13,400	13,496
Loan payable - related party	461,882	509,339	797,921
Total current liabilities	725,785	744,820	1,172,882
Non-current liabilities:
Convertible note payable - net of discount $69,714 and $0	2,235,495	2,218,066
Loan payable, non-current portion	19,245	22,518	33,360
Warrant derivative liability	444,891
Total non-current liabilities	2,699,631	2,240,584	33,360
Total Liabilities	3,425,416	2,985,404	1,206,242
Stockholders' Deficit
Common stock, $0.01 par value, 3,000,000,000 shares authorized; 140,186,096 and 132,565,226 shares issued and outstanding at December 31, 2021 and 2020	1,411,464	1,401,861	1,325,652
Additional paid-in capital	5,933,451	5,478,801	3,704,045
Accumulated deficit	(9,419,099)	(8,385,496)	(4,692,009)
Accumulated other comprehensive income	390,617	377,244	354,093
Total Stockholders' Equity (Deficit)	(1,683,566)	(1,127,590)	631,781
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,741,850	1,857,814	1,838,023
Convertible note payable			25,000
Treasury stock, 1 share of Special 2019 Series A Preferred Stock at cost			$ (60,000)